Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

NYSE

17010296

Received SEC

JUN 19 2017

Washington, DC 20549

001-38119

June 19, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERT NYS

To whom it may concern:

The NYSE MKT certifies its approval for listing and registration of the Units, each consisting of one share of Common Stock and one-half of one Warrant, Common Stock, par value $0.0001 per share, Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 of HENNESSY CAPITAL ACQUISITION CORP. III, under the Exchange Act of 1934.

Sincerely,

Silvio Conte